DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended
	Nov. 03, 2016	Aug. 31, 2016	May 31, 2016	Mar. 16, 2016	Sep. 30, 2016	Sep. 30, 2015
Dividends [Line Items]
Dividends					$ 367,128
Dividends paid					367,128	$ 52,980
Special Dividend [Member]
Dividends [Line Items]
Dividends paid Amount Per Share				$ 0.2146
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid Amount Per Share		$ 0.0063	$ 0.0073
Quarterly Dividend [Member] | Subsequent Event [Member]
Dividends [Line Items]
Dividends paid Amount Per Share	$ 0.0126
Dividends payable date	Nov. 30, 2016
Dividends Payable, Date of Record	Nov. 15, 2016
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends					108,639
Additional Paid-in Capital [Member] | Special Dividend [Member]
Dividends [Line Items]
Dividends				$ 108,639
Retained Earnings [Member]
Dividends [Line Items]
Dividends					258,489
Retained Earnings [Member] | Special Dividend [Member]
Dividends [Line Items]
Dividends				$ 238,586
Retained Earnings [Member] | Quarterly Dividend [Member]
Dividends [Line Items]
Dividends					$ 19,903